Concessions and Authorizations - Additional Information (Detail) R$ in Millions				12 Months Ended
	Sep. 27, 2017 BRL (R$) MW	Aug. 03, 2017 BRL (R$)	Dec. 26, 2014	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)	Dec. 31, 2015 BRL (R$)	Dec. 31, 2014 BRL (R$)
Disclosure of electricity concessions and authorizations [Line Items]
Investment				R$ 618	R$ 801	R$ 861	R$ 906
Small hydro plants enterprise [member]
Disclosure of electricity concessions and authorizations [Line Items]
Discount of future payments				12.50%
Conventional hydroelectric plants enterprise [member]
Disclosure of electricity concessions and authorizations [Line Items]
Discount of future payments				5.10%
2019 [member]
Disclosure of electricity concessions and authorizations [Line Items]
Percentage of Selic rate				80.00%
2020 [member]
Disclosure of electricity concessions and authorizations [Line Items]
Percentage of Selic rate				111.00%
Second Amendment to Concession Contract [member]
Disclosure of electricity concessions and authorizations [Line Items]
Concession contract for electricity generation, additional period			30 years
Original expiration date of concession contract			Jan. 10, 2023
Extended expiration date of concession contract			Jan. 10, 2053
Cemig Distribution [member]
Disclosure of electricity concessions and authorizations [Line Items]
Concession expired				Dec. 31, 2045
Cemig GT [member]
Disclosure of electricity concessions and authorizations [Line Items]
Annual generation revenue of plants				R$ 462	319
Residual value of the infrastructure assets		R$ 1,028		1,084
Income from residual value of the infrastructure assets		271
Investment				126	R$ 127
Cemig GT [member] | Sao Simao Jaguara and Miranda hydroelectric plants [member]
Disclosure of electricity concessions and authorizations [Line Items]
Plant capacity | MW	2,922
Sale price of plant	R$ 12,131
Cemig GT [member] | Sao simao hydroelectric plant [member]
Disclosure of electricity concessions and authorizations [Line Items]
Residual value of the infrastructure assets		244
Investment				3
Cemig GT [member] | Miranda hydroelectric plant [member]
Disclosure of electricity concessions and authorizations [Line Items]
Residual value of the infrastructure assets		R$ 784
Investment				23
Cemig GT [member] | Jaguara hydroelectric plant [member]
Disclosure of electricity concessions and authorizations [Line Items]
Investment				R$ 174